Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax (benefit) expense					$ (265)	$ 663
Deferred tax expense (benefit)					76	(18)
Total	$ 306	$ 202	$ 591	$ 375	$ (189)	$ 645